Subsequent Event (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Impact of IPO on Certain Condensed Consolidated Balance Sheet Items

The pro forma condensed consolidated balance sheet data below gives effect to (i) the sale of 5,750,000 shares of common stock from the IPO at an offering price of $19.00 per share after deducting the underwriting discounts and commissions and offering expenses incurred by the Company, (ii) conversion of all of our outstanding shares of convertible preferred stock into 15,221,571 shares of common stock, (iii) conversion of our warrant for Series A 2005 Convertible Preferred Stock into a warrant to purchase a total of 80,560 shares of common stock and the related reclassification of the convertible preferred stock warrant liability to stockholders’ equity upon the completion of this offering, and (iv) payment of $1.3 million to Solera for a one-time advisory agreement termination fee, payment of $5.3 million for deferred initial public offering costs and pay down of a portion of our credit facility from the remaining net proceeds, (in thousands):

	March 31, 2012	Pro Forma March 31, 2012
		(unaudited)
Condensed Consolidated Balance Sheet Data:
Cash	$562	$562
Total current assets	26,045	26,045
Total assets	$72,429	$67,086

Total current liabilities	$9,618	$8,318
Total non-current liabilities	15,874	3,573
Convertible preferred stock	81,373	—
Stockholder’s equity (deficit)
Common stock	1	17
Additional paid-in capital	4,392	94,007
Accumulated deficit	(38,829)	(38,829)

Total stockholders’ equity (deficit)	(34,436)	55,195

Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$72,429	$67,086

Estimated Accrual of Product Returns and Recall-Related Costs

As a result of the voluntary product recall, the Company recorded an estimated accrual for product returns and recall-related costs of approximately $2.3 million for the three and nine months ended December 31, 2012 as follows (in thousands except per share amount):

Amount

Reduction of net sales	$1,570
Incremental cost of sales	690

Total reduction to income before income taxes	$2,260

Impact on net income	$1,346

Impact on net income per diluted share	$0.08